Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary Share, par value $0.0001 per share, and one-half of one redeemable warrant
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Amount Registered | shares	11,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the Units
Amount Registered | shares	5,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the Units
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,940.75
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative shares
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.08
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 750,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.